Investment Contract with Principal Life Insurance Company ("PLIC") (Tables)	12 Months Ended
Dec. 31, 2025
EBP 053
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Fully Benefit-Responsive Investment Contract	The interest rate history for the contracts is as follows:
PFIGO

Time Period	2025	2024
January 1 - May 31	4.85%	6.05%
June 1 - November 30	4.95%	5.15%
December 1 - December 31	4.75%	4.85%
The PFIGO investment option crediting rate resets semiannually at December 1st and June 1st.